ORGANIZATION AND PRINCIPAL ACTIVITIES - Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 19, 2019	Dec. 31, 2019	Nov. 08, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares outstanding		7,363,637	6,000,000	6,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)	1,363,637
Price per share	$ 11.00
Net proceeds after deducting underwriting discounts and the estimated offering expenses	$ 12.5
Number of ordinary shares outstanding	7,363,637